INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 53,000	$ 53,000	$ 213,000	$ 213,000
Goodwill impairment charge	$ 225,000	$ 0	$ 200,000	$ 0
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful lives	15 years		15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful lives	8 years		8 years